Commitments and Contingencies (Narrative) (Details) € in Millions, £ in Millions, $ in Millions, CLP in Billions					1 Months Ended	3 Months Ended			12 Months Ended
	Sep. 09, 2013	Jan. 17, 2013 EUR (€)	Jan. 17, 2013 USD ($)	Apr. 26, 2002 plaintiff	Jan. 31, 2012 competitor	Dec. 31, 2014 EUR (€) country	Dec. 31, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($) country	Dec. 31, 2014 GBP (£) country	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CLP	Oct. 04, 2013	Apr. 02, 2013
Loss Contingencies [Line Items]
Rent expense under non-cancelable operating lease arrangements									$ 268.3			$ 238.6	$ 197.4
Release of litigation provision									0.0			146.0	$ 0.0
Interkabel Acquisition [Member]
Loss Contingencies [Line Items]
Loss contingency damages in excess value						€ 20.0								$ 24.2
Deutsche Telekom Litigation [Member]
Loss Contingencies [Line Items]
Damages sought											€ 76.0	92.0
Reduction of annual lease fees													66.67%
Vivendi Litigation [Member]
Loss Contingencies [Line Items]
Subsidiary interest in recovery		10.00%	10.00%
Damages awarded		€ 944.0	$ 1,142.0
Belgium Regulatory Developments [Member]
Loss Contingencies [Line Items]
Term regulated wholesale services must be available after approval of reference offers	6 months
Retail-minus tariffs for basic TV																		30.00%	35.00%
Retail-minus tariffs for bundle of basic TV and broadband internet services																		23.00%	30.00%
FCO Regulatory Issues [Member]
Loss Contingencies [Line Items]
Number of competitors of German cable business | competitor					2
Loss in period						€ 183.5	$ 222.0
Financial Transactions Tax [Member]
Loss Contingencies [Line Items]
Number of participating countries in financial transaction tax | country						11								11	11
Virgin Media VAT Matters [Member]
Loss Contingencies [Line Items]
Maximum possible loss						€ 40.3								$ 62.8
Loss contingency accrual														0.0
Virgin Media VAT Matters 2 [Member]
Loss Contingencies [Line Items]
Decrease in revenues due to contingency									45.0	£ 28.9
Maximum possible loss														101.0	£ 65.0
Loss contingency accrual														$ 0.0
Cignal [Member]
Loss Contingencies [Line Items]
Release of litigation provision								$ 146.0
Number of plaintiffs | plaintiff				9
Other Regulatory Issues [Member]
Loss Contingencies [Line Items]
Maximum range of possible loss																$ 12.2	CLP 7.4
Minimum [Member] | Financial Transactions Tax [Member]
Loss Contingencies [Line Items]
Financial transactions tax						0.01%								0.01%	0.01%
Maximum [Member] | Financial Transactions Tax [Member]
Loss Contingencies [Line Items]
Financial transactions tax						0.10%								0.10%	0.10%
Broadband Communications and DHT Operations [Member]
Loss Contingencies [Line Items]
Programming costs									2,145.0			1,612.5	$ 978.4
Pension Plan [Member]
Loss Contingencies [Line Items]
Aggregate expense for matching contributions under various defined contribution plans									$ 63.2			$ 48.2	$ 26.4